Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt consisted of the following:

	March 31, 2014	December 31, 2013
Partnership credit facility	$124,750	$138,250
Less: current portion of long-term debt	—	—
	$124,750	$138,250

Partnership Credit Facility
On August 21, 2012, the Partnership entered into a credit agreement (the “Credit Agreement”) providing for a new $100,000 senior secured revolving credit facility (the “Credit Facility”) with a term of four years. In connection with our acquisition of a preferred interest in Augusta, on January 31, 2013, the Partnership entered into a consent and first amendment to the Credit Agreement whereby the lending banks, among other things, (i) consented to the amendment and restatement of the partnership agreement of the Partnership and (ii) agreed to amend the Credit Agreement to permit the acquisition by the Partnership of a preferred equity interest in Hi-Crush Augusta LLC. On May 9, 2013, the Partnership entered into a commitment increase agreement and second amendment to the Credit Agreement whereby the lending banks, among other things, consented to the increase of the aggregate commitments by $100,000 to a total of $200,000 and addition of lenders to the lending bank group. The Credit Facility is available to fund working capital and general corporate purposes, including the making of certain restricted payments permitted therein. Borrowings under the Credit Facility are secured by substantially all of the Partnership’s assets, including its preferred equity interest in Augusta.
Loans under the Credit Facility bear interest at a floating rate based upon the Partnership’s leverage ratio, equal to, at the Partnership’s option, either (a) a base rate plus a range from 150 to 250 basis points per annum or (b) a LIBOR rate, plus a range of 250 to 350 basis points. The base rate is established as the highest of (i) the U.S. prime rate, (ii) daily one-month LIBOR plus 100 basis points and (iii) the federal funds rate plus 0.50%. The unused portion of the Credit Facility is subject to a commitment fee calculated based upon the Partnership’s leverage ratio ranging from 0.375% to 0.50% per annum. Upon any event of default, the interest rate shall, upon the request of the lenders holding a majority of the commitments, be increased by 2.0% per annum for the period during which the event of default exists.
The Credit Agreement contains customary representations and warranties, affirmative covenants, negative covenants and events of default. The negative covenants include restrictions on the Partnership’s ability to incur additional indebtedness, acquire and sell assets, create liens, make investments and make distributions.
The Credit Agreement requires the Partnership to maintain a leverage ratio (as such term is defined in the Credit Agreement) of not more than 3.00 to 1.00, which may increase to up to 3.50 to 1.00 during specified periods following a permitted acquisition, and a minimum interest coverage ratio (as such term is defined in the Credit Agreement) of not less than 2.50 to 1.00. Under the second amendment, the Partnership agreed to a term out feature under which $50,000 of borrowings would convert to a term loan due August 21, 2016 if the outstanding borrowings under the revolver exceeded $125,000 for four consecutive quarters. If balances are outstanding on a term loan, the Partnership would be required to maintain a debt service coverage ratio (as such term is defined in the Credit Agreement) of not less than 1.50 to 1.00.
If an event of default (as defined the Credit Agreement) occurs, the agent would be entitled to take various actions, including the acceleration of amounts due under the Credit Facility, termination of the commitments under the Credit Facility and all remedial actions available to a secured creditor. As of March 31, 2014, we were in compliance with the covenants contained in the Credit Facility.
As of March 31, 2014, we had $124,750 indebtedness and $73,743 of undrawn borrowing capacity ($200,000, net of $124,750 indebtedness and $1,507 letter of credit commitments) under our Credit Facility. The outstanding balance was paid in full on April 15, 2014 and carried an interest rate of 3.15% as of March 31, 2014.

Long-Term Debt
Long-term debt consisted of the following:

	December 31, 2013	December 31, 2012
	Successor	Successor
Partnership credit facility	$138,250	$—
Less: current portion of long-term debt	—	—
	$138,250	$—

Subordinated Promissory Notes
Between May 25, 2011 and July 20, 2012, the sponsor entered into various subordinated promissory notes with certain of its equity investors and their affiliates in an aggregate initial principal amount of $52,167. Borrowings under the subordinated promissory notes bore interest, at the sponsor’s option, at a rate of 10% for cash interest and 12% for paid-in-kind interest (“PIK interest”). Accruals for PIK interest increased the outstanding principal balance of these promissory notes. The balances of the PIK interest and subordinated promissory notes were paid in full on August 21, 2012 with the proceeds of the sale of the common units by the sponsor.
New Subordinated Promissory Notes
In order to fund a royalty termination payment (See Note 14—Commitments and Contingencies), the sponsor entered into new subordinated promissory notes in July 2012 with certain of its equity investors and their affiliates in an aggregate initial principal amount of $14,981. The balances of the PIK interest and subordinated promissory note, as retained by the sponsor, were paid in full by the sponsor on August 21, 2012 with the proceeds of the sale of the common units by the sponsor.
Sponsor Credit Facility
On April 6, 2012, the sponsor entered into a four-year $62,500 secured credit facility (the “Sponsor Credit Facility”) with Amegy Bank, N.A. and a syndicate of other financial institutions (collectively, the “Lending Banks”). The Sponsor Credit Facility consists of the following commitments on the part of the Lending Banks: (1) a $25,000 term loan, (2) a $30,000 advancing term loan commitment (“Tranche B”) and (3) a $7,500 revolving loan commitment (the “Revolving Commitment”). In addition, the Sponsor Credit Facility includes sub-limits for letters of credit and swing line borrowings of up to $5,000 and $2,500, respectively.
Borrowings under the Sponsor Credit Facility bear interest at a floating rate equal to, at the sponsor’s option, either (a) a base rate plus a range of 225 basis points to 325 basis points per annum or (b) a Eurodollar rate, which is based on one-month LIBOR, plus a range of 325 basis points to 425 basis points per annum. The base rate is established as the highest of (i) the U.S. prime rate last quoted by The Wall Street Journal, (ii) the federal funds rate plus 50 basis points or (iii) daily one-month LIBOR plus 100 basis points. The Revolving Commitment and the Tranche B term loan provides for a commitment fee of 0.5% on the unused portion.
After consummation of the IPO on August 16, 2012, our sponsor retained the Sponsor Credit Facility and related borrowings. In addition, as of August 16, 2012, the Sponsor Credit Facility was no longer guaranteed by the subsidiaries contributed to the Partnership. As such, the sponsor’s long-term debt is not reflected on the Partnership’s successor balance sheets.
On August 21, 2012, the sponsor entered into that certain consent and third amendment to the Sponsor Credit Facility, whereby the lending banks, among other things, (i) consented to the consummation of the initial public offering of the Partnership, (ii) released and discharged certain credit parties in connection with the initial public offering.
Partnership Credit Facility
On August 21, 2012, the Partnership entered into a credit agreement (the “Credit Agreement”) providing for a new $100,000 senior secured revolving credit facility (the “Credit Facility”) with a term of four years. In connection with our acquisition of a preferred interest in Augusta, on January 31, 2013, the Partnership entered into a consent and first amendment to the Credit Agreement whereby the Lending Banks, among other things, (i) consented to the amendment and restatement of the partnership agreement of the Partnership and (ii) agreed to amend the Credit Agreement to permit the acquisition by the Partnership of a preferred equity interest in Hi-Crush Augusta LLC. On May 9, 2013, the Partnership entered into a commitment increase agreement and second amendment to the Credit Agreement whereby the Lending Banks, among other things, consented to the increase of the aggregate commitments by $100,000 to a total of $200,000 and addition of lenders to the lending bank group. The Credit Facility is available to fund working capital and general corporate purposes, including the making of certain restricted payments permitted therein. Borrowings under the Credit Facility are secured by substantially all of the Partnership’s assets, including its preferred equity interest in Augusta.
Loans under the Credit Facility bear interest at a floating rate based upon the Partnership’s leverage ratio, equal to, at the Partnership’s option, either (a) a base rate plus a range from 150 to 250 basis points per annum or (b) a LIBOR rate, plus a range of 250 to 350 basis points. The base rate is established as the highest of (i) the U.S. prime rate, (ii) daily one-month LIBOR plus 100 basis points and (iii) the federal funds rate plus 0.50%. The unused portion of the Credit Facility is subject to a commitment fee calculated based upon the Partnership’s leverage ratio ranging from 0.375% to 0.50% per annum. Upon any event of default, the interest rate shall, upon the request of the lenders holding a majority of the commitments, be increased by 2.0% per annum for the period during which the event of default exists.
The Credit Agreement contains customary representations and warranties, affirmative covenants, negative covenants and events of default. The negative covenants include restrictions on the Partnership’s ability to incur additional indebtedness, acquire and sell assets, create liens, make investments and make distributions.
The Credit Agreement requires the Partnership to maintain a leverage ratio (as such term is defined in the Credit Agreement) of not more than 3.00 to 1.00, which may increase to up to 3.50 to 1.00 during specified periods following a permitted acquisition, and a minimum interest coverage ratio (as such term is defined in the Credit Agreement) of not less than 2.50 to 1.00. Under the second amendment, the Partnership agreed to a term out feature under which $50,000 of borrowings would convert to a term loan due August 21, 2016 if the outstanding borrowings under the revolver exceeded $125,000 for four consecutive quarters. If balances are outstanding on a term loan, the Partnership would be required to maintain a debt service coverage ratio (as such term is defined in the Credit Agreement) of not less than 1.50 to 1.00.
If an event of default (as defined the Credit Agreement) occurs, the agent would be entitled to take various actions, including the acceleration of amounts due under the Credit Facility, termination of the commitments under the Credit Facility and all remedial actions available to a secured creditor. As of December 31, 2013, we were in compliance with the covenants contained in the Partnership Credit Facility.
As of December 31, 2013, we had $138,250 indebtedness and $60,250 of undrawn borrowing capacity ($200,000, net of $138,250 indebtedness and $1,500 letter of credit commitments) under our Credit Facility. The outstanding balance is due on December 31, 2016 and carries an interest rate of 3.17% as of December 31, 2013.